Finance expense, net (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Finance expense, net

	2023	2022
Interest expense	$(24)	$(24)
Interest income on cash and cash equivalents	47	18
Net interest income on export duty deposits (note 26)	27	9
Finance income (expense) on employee future benefits	1	(6)
	$51	$(3)